Note Payables	12 Months Ended
Dec. 31, 2022
Notes Payable [Abstract]
NOTE PAYABLES

12. NOTE PAYABLES

The bank loans as of December 31, 2022 are set out below:

Bank loans	USD	RMB	Period		Interest rate
1	4,542	31,330	5-Jul-22	5-Jan-23	—
2	82,854	571,520	5-Jul-22	5-Jan-23	—
3	32,769	226,038	5-Jul-22	5-Jan-23	—
4	67,450	465,260	5-Jul-22	5-Jan-23	—
5	4,349	30,000	5-Jul-22	5-Jan-23	—
6	127,838	881,816	5-Jul-22	5-Jan-23	—
7	80,297	553,877	5-Jul-22	5-Jan-23	—
8	30,011	207,010	5-Jul-22	5-Jan-23	—
9	78,259	539,826	5-Jul-22	5-Jan-23	—
10	14,497	100,000	2-Aug-22	2-Feb-23	—
11	20,155	139,026	2-Aug-22	2-Feb-23	—
12	41,010	282,886	2-Aug-22	2-Feb-23	—
13	124,402	858,112	2-Aug-22	2-Feb-23	—
Bank loans	USD	RMB	Period		Interest rate
14	4,053	27,960	2-Aug-22	2-Feb-23	—
15	14,497	100,000	2-Aug-22	2-Feb-23	—
16	4,349	30,000	2-Aug-22	2-Feb-23	—
17	5,861	40,425	2-Aug-22	2-Feb-23	—
18	10,221	70,500	2-Aug-22	2-Feb-23	—
19	52,113	359,472	2-Aug-22	2-Feb-23	—
20	67,269	464,013	31-Aug-22	30-Apr-23	—
21	33,341	229,985	31-Aug-22	30-Apr-23	—
22	12,600	86,916	31-Aug-22	30-Apr-23	—
23	37,439	258,251	31-Aug-22	30-Apr-23	—
24	43,315	298,780	31-Aug-22	30-Apr-23	—
25	40,396	278,644	31-Aug-22	30-Apr-23	—
26	123,998	855,329	31-Aug-22	30-Apr-23	—
27	14,497	100,000	31-Aug-22	30-Apr-23	—
28	4,349	30,000	31-Aug-22	30-Apr-23	—
29	8,988	62,000	31-Aug-22	30-Apr-23	—
30	3,169	21,860	31-Aug-22	30-Apr-23	—
31	30,425	209,866	31-Aug-22	30-Apr-23	—
32	7,307	50,400	31-Aug-22	30-Apr-23	—
33	7,224	49,831	29-Sep-22	29-Mar-23	—
34	12,700	87,599	29-Sep-22	29-Mar-23	—
35	7,627	52,612	29-Sep-22	29-Mar-23	—
36	14,943	103,073	29-Sep-22	29-Mar-23	—
37	14,554	100,393	29-Sep-22	29-Mar-23	—
38	26,334	181,651	29-Sep-22	29-Mar-23	—
39	17,311	119,406	29-Sep-22	29-Mar-23	—
40	43,172	297,799	29-Sep-22	29-Mar-23	—
41	107,113	738,855	29-Sep-22	29-Mar-23	—
42	5,799	40,000	29-Sep-22	29-Mar-23	—
43	19,578	135,047	29-Sep-22	29-Mar-23	—
44	14,497	100,000	29-Sep-22	29-Mar-23	—
45	43,492	300,000	29-Sep-22	29-Mar-23	—
46	43,492	300,000	29-Sep-22	29-Mar-23	—
47	28,994	200,000	29-Sep-22	29-Mar-23	—
48	28,994	200,000	29-Sep-22	29-Mar-23	—
49	125,765	867,518	31-Oct-22	30-Apr-23	—
50	964	6,650	31-Oct-22	30-Apr-23	—
51	27,822	191,912	31-Oct-22	30-Apr-23	—
52	102,763	708,849	31-Oct-22	30-Apr-23	—
53	49,216	339,490	31-Oct-22	30-Apr-23	—
54	15,235	105,088	31-Oct-22	30-Apr-23	—
55	38,845	267,948	31-Oct-22	30-Apr-23	—
56	340,372	2,347,854	6-Dec-22	6-Dec-23	—
57	94,543	652,146	6-Dec-22	6-Dec-23	—

F-31

Bank loans	USD	RMB	Period		Interest rate
58	375,190	2,588,025	6-Dec-22	6-Dec-23	—
59	65,091	448,994	6-Dec-22	6-Jun-23	—
60	27,092	186,881	6-Dec-22	6-Jun-23	—
61	14,497	100,000	6-Dec-22	6-Jun-23	—
62	9,029	62,284	6-Dec-22	6-Jun-23	—
63	37,045	255,532	6-Dec-22	6-Jun-23	—
64	1,735	11,971	6-Dec-22	6-Jun-23	—
65	8,771	60,500	6-Dec-22	6-Jun-23	—
66	61,375	423,357	6-Dec-22	6-Jun-23	—
67	44,310	305,649	6-Dec-22	6-Jun-23	—
Total	3,102,103	21,398,016

All the note payable are bank acceptance bills with company’s restricted cash deposited in the banks as securities.